Fair Value Measurement - Additional Information (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2023 CNY (¥)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impairment	¥ 92,316
Non-recurring Basis | Level 3 Inputs | Valuation, Market Approach
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of long-term investment	102,000
Impairment	¥ 92,300